Equity and Noncontrolling Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
EQUITY AND NONCONTROLLING INTERESTS
17.    EQUITY AND NONCONTROLLING INTERESTS
The components of stockholders’ equity and noncontrolling interests are as follows:

	June 30, 2013			June 30, 2012
	Willis Group Holdings stockholders	Noncontrolling interests	Total equity	Willis Group Holdings stockholders	Noncontrolling interests	Total equity
	(millions)
Balance at beginning of period	$1,699	$26	$1,725	$2,486	$31	$2,517
Comprehensive income:
Net income	324	6	330	333	9	342
Other comprehensive income, net of tax	(30)	(1)	(31)	—	—	—
Comprehensive income	294	5	299	333	9	342
Dividends	(98)	(8)	(106)	(94)	(11)	(105)
Additional paid-in capital	86	—	86	39	—	39
Repurchase of shares (i)	—	—	—	(56)	—	(56)
Additional noncontrolling interests	—	—	—	2	1	3
Purchase of subsidiary shares from noncontrolling interests	(4)	—	(4)	(23)	(6)	(29)
Balance at end of period	$1,977	$23	$2,000	$2,687	$24	$2,711
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(i)	Based on settlement date we repurchased 1,579,849 shares at an average price of $35.31 in the six months ended June 30, 2012.
The effects on equity of changes in Willis Group Holdings ownership interest in its subsidiaries are as follows:

	June 30, 2013	June 30, 2012
	(millions)
Net income attributable to Willis Group Holdings	$324	$333
Transfers from noncontrolling interest:
Decrease in Willis Group Holdings paid-in capital for purchase of noncontrolling interests	(4)	(23)
Increase in Willis Group Holdings paid-in capital for sale of noncontrolling interests	—	2
Net transfers to noncontrolling interests	(4)	(21)
Change from net income attributable to Willis Group Holdings and transfers from noncontrolling interests	$320	$312

24.	EQUITY AND NONCONTROLLING INTEREST
The components of equity and noncontrolling interests are as follows:

	December 31, 2012			December 31, 2011			December 31, 2010
	Willis Group Holdings’ stockholders	Noncontrolling interests	Total equity	Willis Group Holdings’ stockholders	Noncontrolling interests	Total equity	Willis Group Holdings’ stockholders	Noncontrolling interests	Total equity
	(millions)
Balance at January 1,	$2,486	$31	$2,517	$2,577	$31	$2,608	$2,180	$49	$2,229
Comprehensive income:
Net (loss) income	(446)	13	(433)	204	16	220	455	15	470
Other comprehensive (loss) income, net of tax	(106)	—	(106)	(203)	(1)	(204)	53	(2)	51
Comprehensive (loss) income	(552)	13	(539)	1	15	16	508	13	521
Dividends	(187)	(11)	(198)	(180)	(15)	(195)	(178)	(26)	(204)
Additional paid-in capital	81	—	81	88	—	88	67	—	67
Repurchase of shares (i)	(100)	—	(100)	—	—	—	—	—	—
Purchase of subsidiary shares from noncontrolling interests	(31)	(8)	(39)	—	—	—	—	(5)	(5)
Additional noncontrolling interests	2	1	3	—	—	—	—	—	—
Balance at December 31,	$1,699	$26	$1,725	$2,486	$31	$2,517	$2,577	$31	$2,608

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(i)	Based on settlement date the Company repurchased 2,796,546 shares at an average price of $35.87 in 2012.

The effects on equity of changes in Willis Group Holdings, ownership interest in its subsidiaries are as follows:

	Years ended December 31,
	2012	2011	2010
		(millions)
Net (loss) income attributable to Willis Group Holdings	$(446)	$204	$455
Transfers from noncontrolling interest:
Decrease in Willis Group Holdings’ paid-in capital for purchase of noncontrolling interest	(31)	—	(19)
Increase in Willis Group Holdings’ paid-in capital for sale of noncontrolling interest	2	—	—
Net transfers from noncontrolling interest	(29)	—	(19)
Change from net (loss) income attributable to Willis Group Holdings and transfers from noncontrolling interests	$(475)	$204	$436